J.P. Morgan Mortgage Trust 2022-8

Exhibit 99.12

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
302741067	DTI	44.25%	44.48%	Incoming Value:44.25 Audit Value: 44.48 Audit DTI within tolerance
302757068	Borrower Self Employed	Yes	No	Incoming Value: Yes Audit Value: No Value Pulled from loan file
302758887	DTI	43.36%	43.00%	Incoming Value: 43.36 Audit Value: 43.00 DTI within lender tolerance
302767209	DTI	33.04%	31.33%	Incoming Value: 33.04 Audit Value: 31.33 Audit used a less conservative figure for net rental income.
302784720	DTI	21.87%	21.41%	Incoming Value:21.87 Audit Value: 21.41 Audit monthly debt figures are based on the most recent credit report in the loan file.
302720917	DTI	40.44%	40.24%	Incoming Value:40.44 Audit Value: 40.24 Within lender tolerance
302780271	DTI	35.71%	35.43%	Incoming Value:35.71 Audit Value: 35.43 DTI difference within tolerance
302860887	Appraisal Value	Per Tape	Per Data	Incoming Value: Per Tape Audit Value: Audit Value Pulled From Appraisal.
302860887	DTI	44.27%	43.36%	Incoming Value:44.27 Audit Value: 43.36 .